UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vision Capital Advisors, LLC
Address: 20 W. 55th Street
         5th Floor
         New York, NY  10019

13F File Number:  28-13018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam Benowitz
Title:     Portfolio Manager
Phone:     (212) 849-8225

Signature, Place, and Date of Signing:

     /s/ Adam Benowitz     New York, NY/USA     May 06, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $542,024 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGFEED INDUSTRIES INC          COM              00846L101     1449   900000 SH       Sole                   900000        0        0
CHINA FIRE & SEC GROUP INC     COM              16938R103     3294   483668 SH       Sole                   483668        0        0
CHINA INFORMATION SEC TECH I   COM              16944F101     7680  2133257 SH       Sole                  2133257        0        0
DIGITALFX INTL INC             COM              25389E107       11   141702 SH       Sole                   141702        0        0
ISHARES TR                     RUSSELL 2000     464287655   503592 10227300 SH  PUT  Sole                 10227300        0        0
ISHARES TR                     RUSSELL 2000     464287655    14772   300000 SH       Sole                   300000        0        0
TIANYIN PHARMACEUTICAL CO IN   COM              88630M104      401   308059 SH       Sole                   308059        0        0
VALUERICH INC                  COM              92046V104       70   464286 SH       Sole                   464286        0        0
WUHAN GENERAL GRP CHINA INC    COM              982569105    10755  2312882 SH       Sole                  2312882        0        0